Shareholder Report		12 Months Ended	24 Months Ended	35 Months Ended	54 Months Ended	55 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		BNY Mellon ETF Trust
Entity Central Index Key		0001493580
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000216362
Shareholder Report [Line Items]
Fund Name		BNY Mellon US Large Cap Core Equity ETF
Class Name		BNY Mellon US Large Cap Core Equity ETF
Trading Symbol		BKLC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 38.54% on a net asset value basis and 38.53% on a market price basis.

  In comparison, Solactive GBS United States 500 Index TR (the “Index”) returned 38.61% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date						Apr. 07, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 2,880,000,000	$ 2,880,000,000	$ 2,880,000,000	$ 2,880,000,000	$ 2,880,000,000
Holdings Count | Holding		509	509	509	509	509
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$2,880	509	0	16.00%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Investment Companies	0.1%
Real Estate	2.1%
Materials	2.2%
Utilities	2.4%
Energy	3.4%
Consumer Staples	5.6%
Industrials	8.6%
Communication Services	9.5%
Consumer Discretionary	10.3%
Health Care	11.2%
Financials	13.2%
Information Technology	31.3%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Apple, Inc. -	6.7%
NVIDIA Corp. -	6.5%
Microsoft Corp. -	6.1%
Amazon.com, Inc. -	3.6%
Meta Platforms, Inc., Class A -	2.6%
Alphabet, Inc., Class A -	2.1%
Alphabet, Inc., Class C -	1.9%
Broadcom, Inc. -	1.6%
Eli Lilly & Co. -	1.5%
Tesla, Inc. -	1.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS United States 500 Index TR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000216363
Shareholder Report [Line Items]
Fund Name		BNY Mellon US Mid Cap Core Equity ETF
Class Name		BNY Mellon US Mid Cap Core Equity ETF
Trading Symbol		BKMC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$5	0.04%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 34.92% on a net asset value basis and 35.01% on a market price basis.

  In comparison, Solactive GBS United States 400 Index TR (the “Index”) returned 34.16% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date						Apr. 07, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 511,000,000	$ 511,000,000	$ 511,000,000	$ 511,000,000	$ 511,000,000
Holdings Count | Holding		406	406	406	406	406
Advisory Fees Paid, Amount		$ 190,783
InvestmentCompanyPortfolioTurnover		93.63%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$511	406	190,783	93.63%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.7%
Investment Companies	1.0%
Communication Services	2.4%
Utilities	2.6%
Consumer Staples	4.8%
Energy	4.9%
Materials	6.5%
Real Estate	7.4%
Health Care	10.9%
Information Technology	11.2%
Consumer Discretionary	13.9%
Financials	14.1%
Industrials	21.0%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Texas Pacific Land Corp. -	0.8%
EMCOR Group, Inc. -	0.6%
Packaging Corp. of America -	0.6%
International Paper Co. -	0.6%
NRG Energy, Inc. -	0.5%
Expand Energy Corp. -	0.5%
Masco Corp. -	0.5%
Snap-On, Inc. -	0.5%
Yum China Holdings, Inc. -	0.5%
Pentair PLC -	0.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS United States 400 Index TR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000216364
Shareholder Report [Line Items]
Fund Name		BNY Mellon US Small Cap Core Equity ETF
Class Name		BNY Mellon US Small Cap Core Equity ETF
Trading Symbol		BKSE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$5	0.04%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 32.30% on a net asset value basis and 32.42% on a market price basis.

  In comparison, Solactive GBS United States 600 Index TR (the “Index”) returned 32.71% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date						Apr. 07, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000
Holdings Count | Holding		603	603	603	603	603
Advisory Fees Paid, Amount		$ 44,947
InvestmentCompanyPortfolioTurnover		66.34%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$120	603	44,947	66.34%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-1.9%
Investment Companies	2.2%
Consumer Staples	2.5%
Communication Services	2.7%
Utilities	3.9%
Energy	4.3%
Materials	5.9%
Real Estate	6.8%
Health Care	12.0%
Information Technology	13.0%
Consumer Discretionary	13.0%
Industrials	17.3%
Financials	18.3%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Frontier Communications Parent, Inc. -	0.4%
Bright Horizons Family Solutions, Inc. -	0.4%
VF Corp. -	0.4%
Carpenter Technology Corp. -	0.4%
Synovus Financial Corp. -	0.4%
Wintrust Financial Corp. -	0.4%
Taylor Morrison Home Corp., Class A -	0.4%
Jackson Financial, Inc., Class A -	0.4%
Flowserve Corp. -	0.4%
CommVault Systems, Inc. -	0.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS United States 600 Index TR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000216365
Shareholder Report [Line Items]
Fund Name		BNY Mellon International Equity ETF
Class Name		BNY Mellon International Equity ETF
Trading Symbol		BKIE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$4	0.04%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 23.65% on a net asset value basis and 22.84% on a market price basis.

  In comparison, Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (the “Index”) returned 23.70% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date					Apr. 22, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 725,000,000	$ 725,000,000	$ 725,000,000	$ 725,000,000	$ 725,000,000
Holdings Count | Holding		987	987	987	987	987
Advisory Fees Paid, Amount		$ 246,736
InvestmentCompanyPortfolioTurnover		16.58%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$725	987	246,736	16.58%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	6.0%
Singapore	1.5%
Hong Kong	2.0%
Italy	2.4%
Spain	2.4%
Denmark	2.8%
Sweden	3.0%
Netherlands	3.9%
Australia	6.8%
Germany	7.2%
Switzerland	8.2%
France	8.4%
Canada	11.1%
United Kingdom	12.2%
Japan	22.1%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Novo Nordisk A/S, Class B -	1.8%
ASML Holding NV -	1.4%
Nestle SA -	1.3%
SAP SE -	1.3%
Roche Holding AG -	1.1%
AstraZeneca PLC -	1.1%
Shell PLC -	1.1%
Novartis AG -	1.1%
Toyota Motor Corp. -	1.0%
LVMH Moet Hennessy Louis Vuitton SE -	0.9%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000216366
Shareholder Report [Line Items]
Fund Name		BNY Mellon Emerging Markets Equity ETF
Class Name		BNY Mellon Emerging Markets Equity ETF
Trading Symbol		BKEM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$12	0.11%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 24.11% on a net asset value basis and 24.20% on a market price basis.

  In comparison, Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Index”) returned 25.53% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date					Apr. 22, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000
Holdings Count | Holding		1,699	1,699	1,699	1,699	1,699
Advisory Fees Paid, Amount		$ 106,944
InvestmentCompanyPortfolioTurnover		30.80%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$120	1,699	106,944	30.80%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	5.8%
Malaysia	1.4%
Indonesia	1.7%
Mexico	1.9%
Thailand	2.0%
United Arab Emirates	2.4%
South Africa	2.7%
Saudi Arabia	3.7%
Brazil	4.7%
South Korea	10.2%
Taiwan	19.0%
India	20.1%
China	24.4%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Taiwan Semiconductor Manufacturing Co. Ltd. -	9.3%
Tencent Holdings Ltd. -	3.9%
Samsung Electronics Co. Ltd. -	2.4%
Alibaba Group Holding Ltd. -	2.3%
HDFC Bank Ltd. -	1.4%
Reliance Industries Ltd. -	1.3%
Meituan, Class B -	1.3%
International Holdings Co. PJSC -	1.0%
Hon Hai Precision Industry Co. Ltd. -	1.0%
ICICI Bank Ltd. -	1.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  Effective November 15, 2023, the Fund changed its investment objective, benchmark index and principal investment strategy as follows: the Fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 1, 2024 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000216367
Shareholder Report [Line Items]
Fund Name		BNY Mellon Core Bond ETF
Class Name		BNY Mellon Core Bond ETF
Trading Symbol		BKAG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 10.54% on a net asset value basis and 10.48% on a market price basis.

  In comparison, Bloomberg U.S. Aggregate Total Return Index (the “Index”) returned 10.55% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	BNY Mellon Core Bond ETF - $9,419	Bloomberg U.S. Aggregate Total Return Index - $9,441
4/22/2020	10,000	10,000
4/30/2020	10,015	10,014
7/31/2020	10,269	10,275
10/31/2020	10,131	10,141
1/31/2021	10,175	10,181
4/30/2021	9,984	9,987
7/31/2021	10,199	10,203
10/31/2021	10,090	10,093
1/31/2022	9,877	9,879
4/30/2022	9,128	9,137
7/31/2022	9,256	9,273
10/31/2022	8,495	8,510
1/31/2023	9,036	9,053
4/30/2023	9,080	9,098
7/31/2023	8,944	8,961
10/31/2023	8,521	8,540
1/31/2024	9,223	9,243
4/30/2024	8,943	8,965
7/31/2024	9,397	9,418
10/31/2024	9,419	9,441

Average Annual Return [Table Text Block]
Fund	1 YR	Since Inception (April 22, 2020)
BNY Mellon Core Bond ETF - NAV Return	10.54%	-1.32%
Bloomberg U.S. Aggregate Total Return Index	10.55%	-1.26%

Performance Inception Date					Apr. 22, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet		$ 1,994,000,000	$ 1,994,000,000	$ 1,994,000,000	$ 1,994,000,000	$ 1,994,000,000
Holdings Count | Holding		5,607	5,607	5,607	5,607	5,607
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		59.76%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$1,994	5,607	0	59.76%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
Asset Backed Securities	0.4%
Basic Materials	0.6%
Consumer, Cyclical	1.6%
Energy	1.7%
Technology	1.8%
Industrial	1.9%
Communications	2.1%
Utilities	2.3%
Investment Companies	3.4%
Consumer, Non-cyclical	4.4%
Financial	8.3%
Mortgage Securities	27.3%
Government	46.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000216369
Shareholder Report [Line Items]
Fund Name		BNY Mellon High Yield ETF
Class Name		BNY Mellon High Yield ETF
Trading Symbol		BKHY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$24	0.22%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 16.19% on a net asset value basis and 16.07% on a market price basis.

  In comparison, Bloomberg U.S. Corporate High Yield Total Return Index returned 16.47% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	BNY Mellon High Yield ETF - $13,287Footnote Reference†	Bloomberg U.S. Universal Index (broad-based index) - $9,773Footnote Reference††	Bloomberg U.S. Corporate High Yield Total Return Index - $13,434
4/22/2020	10,000	10,000	10,000
4/30/2020	10,058	10,022	10,044
7/31/2020	11,060	10,379	11,086
10/31/2020	11,094	10,264	11,132
1/31/2021	11,783	10,368	11,829
4/30/2021	11,966	10,201	12,020
7/31/2021	12,208	10,418	12,263
10/31/2021	12,234	10,313	12,304
1/31/2022	11,995	10,093	12,073
4/30/2022	11,330	9,327	11,392
7/31/2022	11,190	9,422	11,280
10/31/2022	10,755	8,685	10,857
1/31/2023	11,375	9,257	11,443
4/30/2023	11,448	9,298	11,531
7/31/2023	11,687	9,196	11,777
10/31/2023	11,435	8,788	11,534
1/31/2024	12,385	9,510	12,505
4/30/2024	12,448	9,266	12,571
7/31/2024	12,945	9,722	13,078
10/31/2024	13,287	9,773	13,434

Average Annual Return [Table Text Block]
Fund	1 YR	Since Inception (April 22, 2020)
BNY Mellon High Yield ETF - NAV ReturnFootnote Reference†	16.19%	6.48%
Bloomberg U.S. Universal Index (broad-based index)Footnote Reference††	11.20%	-0.51%
Bloomberg U.S. Corporate High Yield Total Return Index	16.47%	6.74%

Performance Inception Date					Apr. 22, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 342,000,000	$ 342,000,000	$ 342,000,000	$ 342,000,000	$ 342,000,000
Holdings Count | Holding		1,730	1,730	1,730	1,730	1,730
Advisory Fees Paid, Amount		$ 576,825
InvestmentCompanyPortfolioTurnover		96.25%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$342	1,730	576,825	96.25%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.5%
Diversified	0.3%
Utilities	2.5%
Investment Companies	2.6%
Basic Materials	4.2%
Technology	4.6%
Industrial	10.9%
Energy	12.7%
Financial	13.4%
Consumer, Non-cyclical	14.6%
Communications	15.5%
Consumer, Cyclical	19.2%

Material Fund Change [Text Block]

How has the Fund changed?

  Effective July 1, 2024, the Fund's name, investment objective, and principal investment strategy changed. The Fund is no longer an “index fund” that seeks to track the performance of its benchmark index and instead is managed using an “active” investment strategy, process and approach. Accordingly, the name of the Fund changed to “BNY Mellon High Yield ETF”. The Fund seeks total return consisting of capital appreciation and income. The Fund seeks to provide diversified investment exposure to the U.S. high yield bond market. While the Fund is not an index fund and does not attempt to replicate any index, the Fund normally invests substantially all of its assets in bonds that, at the time of purchase, are included in the Bloomberg U.S. Corporate High Yield Total Return Index, ETFs providing exposure to securities included in the Index and derivatives with economic characteristics similar to such bonds, ETFs or the Index.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available February 28, 2025, at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000230859
Shareholder Report [Line Items]
Fund Name		BNY Mellon Concentrated International ETF
Class Name		BNY Mellon Concentrated International ETF
Trading Symbol		BKCI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETFFootnote Reference*	$83	0.76%
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 18.73% on a net asset value basis and 17.78% on a market price basis.

  In comparison, MSCI EAFE® Index (the “Index”) returned 22.97% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date				Dec. 06, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 155,000,000	$ 155,000,000	$ 155,000,000	$ 155,000,000	$ 155,000,000
Holdings Count | Holding		30	30	30	30	30
Advisory Fees Paid, Amount		$ 745,959
InvestmentCompanyPortfolioTurnover		7.83%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$155	30	745,959	7.83%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.2%
United States	2.6%
Finland	2.8%
Netherlands	2.9%
Australia	3.0%
Singapore	3.2%
Ireland	3.7%
Spain	4.0%
Taiwan	5.6%
United Kingdom	5.6%
Hong Kong	6.4%
Denmark	7.1%
Canada	7.3%
Switzerland	8.4%
Germany	11.4%
France	12.5%
Japan	13.3%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Taiwan Semiconductor Manufacturing Co. Ltd. -	5.6%
Compass Group PLC -	5.6%
SAP SE -	5.1%
Alimentation Couche-Tard, Inc. -	4.9%
Novo Nordisk A/S, Class B -	4.5%
Amadeus IT Group SA -	4.0%
Experian PLC -	3.7%
TotalEnergies SE -	3.7%
Air Liquide SA -	3.7%
Merck KGaA -	3.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  Effective October 1, 2024, the management fee payable by the Fund to BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has been reduced from an annual rate of 0.80% to an annual rate of 0.75% of the value of the Fund’s average daily net assets.

  The Adviser has contractually agreed, until at least March 1, 2026, to assume the direct expenses of the Fund so that the Fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 0.65% of the Fund's average daily net assets. Prior to March 1, 2026, this expense limitation agreement may only be terminated by the Fund's Board. On or after March 1, 2026, the Adviser terminate this expense limitation agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available February 28, 2025, at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		bny.com/investments/etfliterature
C000238330
Shareholder Report [Line Items]
Fund Name		BNY Mellon Global Infrastructure Income ETF
Class Name		BNY Mellon Global Infrastructure Income ETF
Trading Symbol		BKGI
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETF	$74	0.65%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended October 31, 2024, the Fund’s shares returned 27.52% on a net asset value basis and 27.61% on a market price basis.

  In comparison, S&P Global Infrastructure NR Index returned 32.01% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date			Nov. 02, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet		$ 38,000,000	$ 38,000,000	$ 38,000,000	$ 38,000,000	$ 38,000,000
Holdings Count | Holding		27	27	27	27	27
Advisory Fees Paid, Amount		$ 154,387
InvestmentCompanyPortfolioTurnover		58.69%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 10/31/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$38	27	154,387	58.69%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.3%
Belgium	1.2%
Norway	1.2%
Spain	1.4%
Germany	1.7%
China	1.8%
United Kingdom	4.0%
Canada	4.5%
Finland	6.2%
Italy	10.3%
France	17.1%
United States	50.3%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
ENEL SpA -	6.6%
Hess Midstream LP, Class A -	6.2%
Fortum OYJ -	6.2%
Eversource Energy -	5.9%
Orange SA -	5.4%
Dominion Energy, Inc. -	5.4%
Vistra Corp. -	5.4%
Clearway Energy, Inc., Class C -	4.8%
Enbridge, Inc. -	4.5%
OMEGA Healthcare Investors, Inc. -	4.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]
Updated Prospectus Web Address		bny.com/investments/etfliterature